DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS (Detail Textuals) - $ / shares	Apr. 12, 2019	Feb. 28, 2019
Derivative Liability And Fair Value Measurements [Line Items]
Share price	$ 0.95
Series D offering
Derivative Liability And Fair Value Measurements [Line Items]
Share price		$ 0.75